Equity Investments Designated at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
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Equity Investments Designated at Fair Value Through Other Comprehensive Income
24	Equity investments designated at fair value through other comprehensive income

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Listed equity investment, at fair value
TravelSky Technology Limited	237	457

Unlisted equity investments, at fair value
Aviation Data Communication Corporation Limited	137	182
Sichuan Airlines Corporation Limited	34	194
Others	49	162

	220	538

	457	995

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.
Amounts recognised in profit or loss and other comprehensive income:

	2021	2020
	RMB million	RMB million
Losses recognised in other comprehensive income, net of tax	247	209

Dividends from equity investments held at FVOCI recognised in profit or loss in other income	3	12